CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 ₪ / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts | $	$ 493		$ 1,063
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	120,000,000		120,000,000
Ordinary shares, shares issued	76,672,607		76,157,506
Ordinary shares, shares outstanding	76,326,588		75,811,487
Treasury shares	346,019		346,019